Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Company’s Operating Leases

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2024	2023

Cost	$-	$147,539
Accumulated amortisation	-	(107,118)

Total lease cost	$-	$40,421

Schedule of Other Information
	Years ended December 31,
Other information	2024	2023

New right-of-uses asset – operating lease and lease liabilities recognized	$-	$45,992
Cash paid for amounts included in the measurement of operating lease liabilities	71,538	79,769
Weighted-average remaining lease term - operating leases	-	0.5 years
Weighted-average discount rate - operating leases	-%	5.625%